CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net income	$ 48,349	$ 67,303	$ 66,739
Adjustments to reconcile net income to net cash provided by operating activities
Provision for loan and lease losses	8,909	50,020	83,291
Depreciation and amortization	14,270	15,833	11,951
Stock-based compensation expense	3,803	4,186	3,935
Pension expense (income)	5,496	(481)	(1,349)
Net amortization of premiums/accretion of discounts on investment securities	13,088	12,171	5,224
Gains on sales of investments securities	(1,724)	(3,628)	(2,541)
Originations of loans held for sale	(152,324)	(223,075)	(157,825)
Net gains from sales of loans held for sale	(3,150)	(4,570)	(4,258)
Proceeds from sales of loans held for sale	158,853	232,523	166,541
Deferred income taxes	(25,328)	(14,085)	(14,463)
(Increase) decrease in interest receivable	(1,181)	3,267	(1,438)
(Increase) decrease in cash surrender value of life insurance	(4,187)	1,422	(805)
Decrease in prepaid expenses	495	5,321	6,230
Decrease in indemnification asset	(74,516)	(53,402)	(49,639)
(Decrease) increase in accrued expenses	(1,536)	3,374	(17,422)
Decrease in interest payable	(350)	(1,686)	(1,853)
Other	26,355	10,537	11,482
Net cash provided by operating activities	164,354	211,834	203,078
Investing activities
Proceeds from sales of investment securities available-for-sale	92,684	240,316	165,153
Proceeds from calls, paydowns and maturities of securities available-for-sale	186,820	269,236	342,973
Purchases of securities available-for-sale	(214,398)	(1,022,772)	(1,027,754)
Proceeds from calls, paydowns and maturities of securities held-to-maturity	157,647	154,071	12,002
Purchases of securities held-to-maturity	(233,111)	(7,521)	0
Net (increase) decrease in interest-bearing deposits with other banks	(1,489)	351,057	(198,446)
Net increase in loans and leases, excluding covered loans	(347,451)	(240,113)	(53,946)
Net decrease in covered assets	239,034	255,905	340,877
Proceeds from disposal of other real estate owned	27,319	35,357	40,994
Purchases of premises and equipment	(7,295)	(25,502)	(23,541)
Net cash acquired from acquisition	0	0	620,640
Net cash (used in) provided by investing activities	(100,240)	10,034	218,952
Financing activities
Net decrease in total deposits	(118,333)	(687,000)	(310,029)
Net increase in short-term borrowings	124,179	525,139	39,589
Payments on long-term borrowings	(14,394)	(1,313)	(52,308)
Redemption of other long-term debt	0	0	(20,620)
Cash dividends paid on common stock	(61,429)	(67,797)	(35,312)
Treasury stock purchase	(11,778)	(6,806)	0
Proceeds from exercise of stock options	73	320	63
Excess tax benefit on share-based compensation	686	438	259
Net cash used in financing activities	(80,996)	(237,019)	(378,358)
Cash and Due from Banks
Net (decrease) increase in Cash and Due from Banks	(16,882)	(15,151)	43,672
Cash and Due from Banks at beginning of year	134,502	149,653	105,981
Cash and Due from Banks at end of year	117,620	134,502	149,653
Supplemental disclosures
Interest paid	17,238	29,276	46,774
Income taxes paid	36,312	54,685	60,438
Acquisition of other real estate owned through foreclosure	37,700	29,956	53,865
Issuance of restricted stock awards	4,730	4,943	4,188
Branch Acquisitions [Member]
Supplemental schedule for investing activities
Assets acquired - banking center acquisitions	0	0	765,125
Liabilities assumed - banking center acquisitions	0	0	808,355
Goodwill	$ 0	$ 0	$ 43,230